Note 8 - Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
7.	Stockholders' Equity (Deficit)

Private Placements of Common Stock and Warrants

During the quarter ended
June 30, 2020,
we issued an aggregate of
437,000
shares of our common stock and warrants to purchase an aggregate of up to the same number of additional shares of common stock pursuant to securities purchase agreements. The warrants are exercisable for a period of five
years from the date of issuance at an initial exercise price of
$6.00.
Total proceeds from the sale of common stock and warrants was approximately
$1.7
million. See Note
4,
titled “Liquidity and Business Plan.”

Warrants to purchase common stock issued for future services

On
February 21, 2020,
the Company issued to a service provider a
five
-year warrant to purchase
75,000
shares of common stock at an exercise price of
$6.49
per share. The fair market value of the warrants issued of approximately
$228,000
was capitalized and will be charged against future proceeds.

Shares of common stock reserved for future issuance were as follows as of
June 30, 2020:

Stock options outstanding	1,958,411
Shares available for grant under equity incentive plan	1,105,949
Common shares issuable under outstanding common stock purchase warrants	3,934,099
6,998,459

8 .	Stockholder s' Equity ( Deficit )

2019
Private placement

On closings occurring in
August,
September
and
October
of
2019,
we issued an aggregate of
909,209
shares of our common stock and warrants to purchase an aggregate of up to the same number of additional shares of common stock pursuant to closings under
2019
Securities Purchase Agreements. Total proceeds from the sale of common stock and warrants was approximately
$3.2
million, of which
$240,000
was received from directors and officers of the Company or its subsidiary. The warrants issued under the
2019
Purchase Agreement will be exercisable for a period of
five
years from the date of issuance at an exercise price of
$4.00
per share See Note
4,
titled “Liquidity and Management's Plans”.

201
8
Private placement

On
February 20, 2018,
we entered into a Securities Purchase Agreement (the
“2018
Purchase Agreement”) with certain accredited investors and completed an initial closing on the same date. Pursuant to the initial closing and two
subsequent closings in
March
and
May
of
2018,
we sold a total of
468,200
shares of common stock and warrants to purchase an aggregate of up to the same number of additional shares of common stock. The warrants issued under the
2018
Purchase Agreement will be exercisable for a period of
three
years from the date of issuance at an exercise price of
$5.00
per share. We received aggregate gross proceeds totaling approximately
$2.3
million pursuant to private placements under the
2018
Purchase Agreement, of which
$125,000
was received from directors and officers of the Company or its subsidiary. As of
December 31, 2019,
468,200
warrants remained outstanding.

Shares
r
eserved

Shares of common stock reserved for future issuance were as follows as of
December 31, 2019:

Stock options outstanding	1,744,811
Shares available for grant under equity incentive plan	19,549
Common shares issuable under outstanding common stock purchase warrants	3,422,099
5,186,459